UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash

           Gemini Fund Services, LLC., 80 Arkay Drive Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period:  10/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

GMG Defensive Beta Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
October 31, 2013 (Unaudited)
Shares		Value
	COMMON STOCK - 76.06%
	AEROSPACE/DEFENSE - 4.65%
5,550	The Boeing Co.	$ 724,275
4,500	United Technologies Corp.	478,125
		1,202,400
	BANKS - 1.82%
1,200	The Goldman Sachs Group, Inc.	193,032
5,400	JPMorgan Chase & Co.	278,316
		471,348
	BEVERAGES - 2.11%
6,475	PepsiCo, Inc.	544,483

	CHEMICALS - 2.02%
4,970	Monsanto Co.	521,253

	COMPUTERS - 7.09%
1,380	Apple, Inc.	720,843
20,600	EMC Corp. (MA)	495,842
3,430	International Business Machines Corp.	614,690
		1,831,375
	DIVERSIFIED FINANCIAL SERVICES - 3.04%
4,000	Visa, Inc. - Cl. A	786,680

	FOREST PRODUCTS & PAPER - 1.51%
8,750	International Paper Co.	390,337

	HOUSEHOLD PRODUCTS/WARES - 2.57%
7,400	Tupperware Brands Corp.	663,410

	INTERNET - 5.89%
2,000	Amazon.com, Inc. *	728,060
770	Google, Inc. - Cl. A *	793,547
		1,521,607
	MACHINERY-CONSTRUCTION & MINING - 1.65%
5,130	Caterpillar, Inc.	427,637

	MACHINERY-DIVERSIFIED - 1.68%
5,300	Deere & Co.	433,752

	OIL & GAS - 5.49%
4,000	Apache Corp.	355,200
6,050	Exxon Mobil Corp.	542,201
8,500	Total SA - ADR	520,030
		1,417,431
	OIL & GAS SERVICES - 1.44%
4,600	National Oilwell Varco, Inc.	373,428

	PHARMACEUTICALS - 9.87%
12,100	Abbott Laboratories	442,255
10,750	AbbVie, Inc.	520,838
11,275	Express Scripts Holding Co. *	704,913
10,950	Merck & Co., Inc.	493,736
5,000	Novartis AG - ADR	387,750
		2,549,492
	RETAIL - 9.46%
7,500	The Cheesecake Factory, Inc.	354,375
10,950	CVS Caremark Corp.	681,747
4,800	Darden Restaurants, Inc.	247,344
7,800	Dollar Tree, Inc. *	455,520
7,000	Foot Locker, Inc.	242,900
4,800	McDonald's Corp.	463,296
		2,445,182
	SEMICONDUCTORS - 2.64%
12,250	Intel Corp.	299,267
5,500	QUALCOMM, Inc.	382,085
		681,352
	SOFTWARE - 2.65%
9,000	Adobe Systems, Inc. *	487,800
3,450	Citrix Systems, Inc. *	195,891
		683,691
	TELECOMMUNICATIONS - 8.15%
15,500	AT&T, Inc.	561,100
21,200	Cisco Systems, Inc.	477,000
7,000	Crown Castle International Corp. *	532,140
10,600	Verizon Communications, Inc.	535,406
		2,105,646
	TRANSPORTATION - 2.33%
23,100	CSX Corp.	601,986

	TOTAL COMMON STOCK (Cost - $14,124,566)	19,652,490

	EXCHANGE TRADED FUNDS AND NOTES - 20.54%
	ASSET ALLOCATION FUNDS - 2.30%
16,000	PowerShares DB US Dollar Index Bullish Fund * ++	345,920
4,000	ProShares UltraShort Yen * ++	248,320
		594,240
	COMMODITY FUNDS - 9.82%
4,450	ETFS Physical Palladium Shares * ++	320,178
1,850	ETFS Platinum Trust * ++	262,034
5,700	iPath Dow Jones-UBS Agriculture Subindex Total Return ETN * ++	273,725
3,400	iPath Dow Jones-UBS Copper Subindex Total Return ETN * ++	137,360
22,700	iShares Silver Trust * ++	478,970
7,000	PowerShares DB Agriculture Fund * ++	175,350
4,400	PowerShares DB Base Metals Fund * ++	73,656
9,700	PowerShares DB Energy Fund * ++	273,152
4,250	SPDR Gold Shares * ++	542,895
		2,537,320
	DEBT FUNDS - 1.75%
2,250	iShares 1-3 Year Credit Bond ETF	237,240
7,000	SPDR Barclays Short Term High Yield Bond ETF	216,020
		453,260
	EQUITY FUNDS - 6.67%
10,000	db X-trackers MSCI EAFE Hedged Equity Fund	266,300
5,200	Guggenheim S&P 500 Equal Weight ETF	353,548
2,000	iPath MSCI India Index ETN *	111,920
3,500	iShares Russell 2000 ETF	382,305
2,800	Vanguard Small-Cap Growth ETF	328,608
3,000	Vanguard Small-Cap Value ETF	281,340
		1,724,021

	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,414,759)	5,308,841
Shares
	SHORT-TERM INVESTMENTS - 0.94%
241,983	Daily Income Money Market Portfolio to yield 0.03% ** (Cost $241,983)	241,983

	TOTAL INVESTMENTS - 97.54% (Cost - $19,781,308) (a)	$ 25,203,314
	OTHER ASSETS AND LIABILITIES - NET - 2.46%	636,061
	TOTAL NET ASSETS - 100.0%	$ 25,839,375

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $19,875,389 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	5,768,176
	Unrealized Depreciation:	(440,251)
	Net Unrealized Appreciation:	5,327,925

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2013.
++ All or a portion of this investment is a holding of the GMG Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2013 for the Fund’s assets and liabilities measured at fair value:

There were no transfers in to or out of Level 1 and Level 2 during the current period presented.   It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – GMG Defensive Beta Fund ("GMG") with GMG Fund Limited ("GMG-CFC") – The Consolidated Portfolio of Investments includes the accounts of GMG-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

GMG may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the GMG's investment objectives and policies.

GMG-CFC utilizes commodity based Exchange Traded Funds, Exchange Traded Notes and derivative products to facilitate GMG's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based products, GMG may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the GMGF Prospectus.

A summary of GMG's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2013	% of Fund Net Assets at October 31, 2013
GMG-CFC	1/7/10	$3,754,980	14.53%

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.  There were no options outstanding as of October 31, 2013.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/27/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/27/2013